Expense Example	Nov. 25, 2025 USD ($)
Virtus AlphaSimplex Managed Futures ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Virtus Duff & Phelps Clean Energy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	816
Virtus KAR Mid-Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Virtus Newfleet Securitized Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	606
Virtus Newfleet Short Duration Core Plus Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	500
Virtus Newfleet Short Duration High Yield Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Virtus Seix AAA Private Credit CLO ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Virtus Seix Senior Loan ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	725
Virtus Stone Harbor Emerging Markets High Yield Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Virtus Terranova U.S. Quality Momentum ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368